Condensed Financial Statements of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets:
Prepaid expense		$ 3,825
Total current assets		3,825
Non-current assets:
Deferred offering costs		732,266
Investment in subsidiaries		390,500	32,000
Total non-current assets		1,122,766	32,000
TOTAL ASSETS		1,126,591	32,000
Current liabilities:
Amount due to subsidiaries		279,849	32,000
Total current liabilities		279,849	32,000
TOTAL LIABILITIES		279,849	32,000
Commitment and contingencies (Note 16)
Mezzanine equity
Redeemable ordinary shares (US$0.001 par value per share; 1,980,000 and nil shares issued and outstanding as of June 30, 2025 and 2024, respectively)		1,160,592
Shareholders’ deficit
Ordinary shares US$0.001 par value per share; 50,000,000 shares authorized; 16,020,000 shares issued and outstanding as of June 30, 2025 and 2024	[1]	16,020	16,020
Subscription receivables		(16,020)	(16,020)
Accumulated losses		(313,850)
Total shareholders’ deficit		(313,850)
TOTAL LIABILITIES, MEZZANINE AND SHAREHOLDERS’ DEFICIT		$ 1,126,591

[1]	The shares are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).